Share-based Compensation - Other share-based compensation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 20, 2023
Share-based Compensation
Number of Class A ordinary shares on conversion							267,939
Share-based compensation expense		$ 2,319	$ 309	$ 309	$ 4,685	$ 300
Series A-1 convertible preferred shares
Share-based Compensation
Number of Class A ordinary shares on conversion	267,939	267,939			267,939
Share-based compensation expense	$ 0				$ 2,200